Offsets	Aug. 20, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Artificial Intelligence Technology Solutions Inc.
Form or Filing Type	S-1
File Number	333-288019
Initial Filing Date	Jun. 13, 2025
Fee Offset Claimed	$ 4,593.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common, par value $0.00001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	30,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,593.00
Termination / Withdrawal Statement	333-288019
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Artificial Intelligence Technology Solutions Inc.
Form or Filing Type	S-1
File Number	333-288019
Filing Date	Jun. 13, 2025
Fee Paid with Fee Offset Source	$ 4,593.00